Note 15 - Financial Instruments - Fair Value Measurement Input Sensitivity (Details) - CAD ($) $ in Thousands	Mar. 31, 2018	Mar. 31, 2017
Statement Line Items [Line Items]
Derivative financial assets	$ 283,431	$ 14,666
Derivative financial liabilities	(138,159)	(347,517)
Total net derivative assets (liabilities)	145,272	(332,851)
Level 1 of fair value hierarchy [member]
Statement Line Items [Line Items]
Derivative financial assets
Derivative financial liabilities
Total net derivative assets (liabilities)
Level 2 of fair value hierarchy [member]
Statement Line Items [Line Items]
Derivative financial assets
Derivative financial liabilities	(21,092)	(17,741)
Total net derivative assets (liabilities)	(21,092)	(17,741)
Level 3 of fair value hierarchy [member]
Statement Line Items [Line Items]
Derivative financial assets	283,431	14,666
Derivative financial liabilities	(117,067)	(329,776)
Total net derivative assets (liabilities)	$ 166,364	$ (315,110)